Consolidated Statements of Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents (VIE - $764 thousand as of December 31, 2015)	$ 11,840	$ 25,829
Restricted deposits	1,758	325
Restricted deposit for put option	12,028
Accounts receivable (VIE - $593 thousand as of December 31, 2015)	3,173	3,804
Inventory	481	1,476
Accumulated costs with respect to projects in excess of progress payments	151
Due from Controlling Shareholders	196	574
Income tax receivable	267
Other current assets (VIE - $137 thousand as of December 31, 2015)	353	1,812
Total Current Assets	30,247	33,820
NON-CURRENT ASSETS:
Other assets		112
Restricted deposit for put option		11,900
Property and equipment, net	1,588	757
Total Non-Current Assets	1,588	12,769
Total Assets	31,835	46,589
CURRENT LIABILITIES:
Accrued payroll and other compensation related accruals	270	60
Trade accounts payable, accrued expenses and other accounts payable	4,952	1,844
Put options liability	11,900
Income tax payable	32	(119)
Accrued expenses and accounts payable with respect to Projects (VIE - $588 thousand as of December 31, 2015)	4,734	314
Due to related company		600
Progress payments in excess of accumulated costs with respect to Projects		690
Total Current Liabilities	21,888	16,552
NON-CURRENT LIABILITIES:
Other accounts payable		112
Put option liability		11,900
Accrued severance pay	245	270
Total Non-Current Liabilities	245	12,282
Total Liabilities	22,133	28,834
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred shares $0.0001 par value, 5,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2016 and 2015
Ordinary shares $0.0001 par value, 200,000,000 shares authorized, 25,756,142 and 25,276,142 shares issued and outstanding at December 31, 2016 and 2015, respectively	3	3
Additional paid in capital	18,560	18,560
Accumulate deficit (VIE - $906 thousand as of December 31, 2015)	(8,861)	(808)
Total Shareholders' Equity	9,702	17,755
Total Liabilities and Shareholders' Equity	$ 31,835	$ 46,589